LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 41.1%	Par	Value
United States Treasury Note
7.63%, 02/15/2025	$1,500,000	$1,519,219
0.25%, 10/31/2025	14,890,000	14,314,176
4.25%, 01/31/2026	97,035,000	97,561,870
0.75%, 05/31/2026	16,590,000	15,800,679
4.50%, 07/15/2026	34,900,000	35,378,512
1.50%, 08/15/2026	46,120,000	44,316,636
4.13%, 02/15/2027	135,425,000	136,953,821
4.50%, 04/15/2027	45,985,000	46,972,959
3.88%, 11/30/2027	15,990,000	16,124,291
3.63%, 03/31/2028	26,735,000	26,776,773
1.38%, 10/31/2028	33,490,000	30,686,521
3.75%, 12/31/2028	27,240,000	27,409,186
4.25%, 02/28/2029	86,210,000	88,560,569
4.63%, 04/30/2029	84,290,000	87,964,517
TOTAL U.S. TREASURY SECURITIES (Cost $657,321,967)		670,339,729

CORPORATE BONDS - 17.7%	Par	Value
Aerospace & Defense - 0.6%
Boeing Co., 3.25%, 02/01/2028	5,445,000	5,156,590
L3Harris Technologies, Inc., 5.40%, 01/15/2027	3,145,000	3,227,195
RTX Corp., 4.13%, 11/16/2028	1,455,000	1,450,754
		9,834,539

Agriculture - 0.2%
Philip Morris International, Inc., 4.88%, 02/15/2028	2,655,000	2,712,545

Auto Manufacturers - 0.9%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	4,755,000	4,840,952
General Motors Financial Co., Inc., 4.90%, 10/06/2029	4,820,000	4,824,383
Toyota Motor Credit Corp.
5.60%, 09/11/2025	1,380,000	1,397,624
4.55%, 08/07/2026	1,125,000	1,136,783
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)	2,975,000	2,863,912
		15,063,654

Banks - 7.0%
Banco Santander SA
3.50%, 03/24/2025	2,535,000	2,519,394
2.75%, 05/28/2025	390,000	384,283
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	8,610,000	8,621,170
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	12,225,000	12,858,446
Bank of America NA, 5.53%, 08/18/2026	11,290,000	11,591,235
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	2,070,000	2,033,105
Citibank NA, 4.93%, 08/06/2026	4,980,000	5,053,226
Credit Suisse AG, 5.00%, 07/09/2027	1,900,000	1,941,023
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	1,340,000	1,346,648
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)	3,280,000	3,389,028
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	9,115,000	9,194,941
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	1,870,000	2,012,015
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	2,820,000	2,967,424
ING Groep NV, 3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	2,700,000	2,686,668
JPMorgan Chase & Co., 5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	10,740,000	11,046,269
Morgan Stanley, 5.04% to 07/19/2029 then SOFR + 1.22%, 07/19/2030	6,330,000	6,502,662
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	8,200,000	8,321,789
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	2,875,000	2,988,435
Toronto-Dominion Bank
3.77%, 06/06/2025	1,990,000	1,979,018
1.25%, 09/10/2026	4,775,000	4,530,305
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (a)	1,135,000	1,131,645
6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	2,940,000	3,059,880
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	7,645,000	7,950,241
		114,108,850

Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	2,930,000	3,004,792

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	3,805,000	3,918,137

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	1,410,000	1,393,712

Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	1,405,000	1,432,176

Cosmetics & Personal Care - 0.5%
Haleon US Capital LLC, 3.38%, 03/24/2027	5,555,000	5,454,268
Unilever Capital Corp., 4.25%, 08/12/2027	3,480,000	3,513,873
		8,968,141

Diversified Financial Services - 0.7%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	6,375,000	6,599,531
Air Lease Corp., 5.85%, 12/15/2027	3,470,000	3,617,000
Private Export Funding Corp., 3.25%, 06/15/2025	1,255,000	1,245,892
		11,462,423

Electric - 1.3%
Duke Energy Progress LLC, 3.45%, 03/15/2029	2,080,000	2,024,098
Florida Power & Light Co.
5.05%, 04/01/2028	3,605,000	3,718,990
4.40%, 05/15/2028	4,560,000	4,612,400
Georgia Power Co., 5.00%, 02/23/2027	3,890,000	3,974,382
NSTAR Electric Co., 3.20%, 05/15/2027	2,935,000	2,868,218
Southern California Edison Co., 1.20%, 02/01/2026	895,000	857,923
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	2,830,000	2,868,323
		20,924,334

Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	3,605,000	3,676,799
4.88%, 09/01/2029	1,515,000	1,569,075
		5,245,874

Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	2,480,000	2,397,401

Food - 0.1%
Sysco Corp., 3.25%, 07/15/2027	2,480,000	2,415,545

Healthcare-Products - 0.2%
Baxter International, Inc., 1.32%, 11/29/2024	3,400,000	3,377,146

Healthcare-Services - 0.2%
HCA, Inc., 3.13%, 03/15/2027	3,540,000	3,439,844

Insurance - 0.3%
Equitable Financial Life Global, 1.40%, 07/07/2025 (a)	2,070,000	2,018,684
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)	975,000	998,408
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)	2,130,000	2,037,636
		5,054,728

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	1,505,000	1,554,136

Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	929,000	927,463

Oil & Gas - 0.1%
Marathon Oil Corp., 5.30%, 04/01/2029	955,000	989,874

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,345,000	1,392,764

Pharmaceuticals - 1.0%
AbbVie, Inc., 4.80%, 03/15/2029	1,525,000	1,568,586
Astrazeneca Finance LLC, 4.80%, 02/26/2027	1,235,000	1,258,654
CVS Health Corp.
2.88%, 06/01/2026	5,925,000	5,780,682
5.00%, 01/30/2029	965,000	984,757
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	5,985,000	6,071,253
		15,663,932

Pipelines - 0.9%
Enbridge, Inc.
2.50%, 02/14/2025	2,005,000	1,986,433
6.00%, 11/15/2028	2,565,000	2,722,629
Energy Transfer LP, 6.05%, 12/01/2026	5,825,000	6,029,621
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (a)	1,580,000	1,591,595
Williams Cos., Inc., 4.90%, 03/15/2029	1,950,000	1,979,934
		14,310,212

REITS - 0.9%
American Homes 4 Rent LP, 4.90%, 02/15/2029	1,415,000	1,433,735
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,955,000	1,943,856
4.13%, 06/15/2026	1,730,000	1,720,049
Essex Portfolio LP, 1.70%, 03/01/2028	1,435,000	1,313,960
Kite Realty Group LP, 4.00%, 10/01/2026	4,200,000	4,141,163
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	3,310,000	3,407,233
		13,959,996

Retail - 0.4%
Home Depot, Inc., 4.88%, 06/25/2027	2,410,000	2,471,497
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	3,460,000	3,566,847
4.20%, 04/01/2030	1,250,000	1,239,184
		7,277,528

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	1,810,000	1,838,518

Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	2,305,000	2,163,724

Telecommunications - 0.9%
AT&T, Inc., 2.30%, 06/01/2027	3,640,000	3,475,043
T-Mobile USA, Inc.
4.80%, 07/15/2028	2,375,000	2,418,450
4.85%, 01/15/2029	4,580,000	4,674,061
Verizon Communications, Inc., 2.10%, 03/22/2028	3,890,000	3,627,840
		14,195,394
TOTAL CORPORATE BONDS (Cost $283,026,980)		289,027,382

U.S. GOVERNMENT AGENCY ISSUES - 10.0%	Par	Value
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	20,625,000	20,853,758
4.50%, 08/14/2026	11,900,000	12,081,098
4.75%, 12/14/2026	3,725,000	3,807,687
4.38%, 03/08/2027	29,840,000	30,357,872
Federal Home Loan Banks
0.60%, 02/12/2026	7,100,000	6,789,347
4.75%, 04/09/2027	14,750,000	15,151,504
1.10%, 02/25/2028	11,160,000	10,213,674
Federal National Mortgage Association
0.63%, 04/22/2025	6,045,000	5,922,956
1.88%, 09/24/2026	26,835,000	25,888,305
0.75%, 10/08/2027	34,505,000	31,712,659
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $159,632,938)		162,778,860

ASSET-BACKED SECURITIES - 8.7%	Par	Value
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.56% (1 mo. Term SOFR + 0.46%), 09/15/2045 (a)	3,033	3,025
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	9,350,000	9,622,579
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(b)	83,381	79,541
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 6.02% (1 mo. Term SOFR + 1.16%), 01/25/2034	651,654	666,599
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	5,225,000	5,335,573
CarMax Auto Owner Trust, Series 2021-4, Class A3, 0.56%, 09/15/2026	1,218,569	1,198,510
Carvana Auto Receivables Trust
Series 2021-P4, Class A3, 1.31%, 01/11/2027	2,670,011	2,633,153
Series 2022-P3, Class A3, 4.61%, 11/10/2027	3,864,109	3,859,492
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	2,775,000	2,768,640
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	3,987,250	3,778,057
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	597,342	578,010
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035 (a)	1,032,537	969,795
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	3,825,000	3,894,825
Series 2024-C, Class A3, 4.07%, 07/15/2029	8,075,000	8,075,038
GM Financial Consumer Automobile Receivables Trust
Series 2021-3, Class A3, 0.48%, 06/16/2026	999,588	990,217
Series 2024-2, Class A3, 5.10%, 03/16/2029	5,170,000	5,267,558
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	12,820,000	13,069,134
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033 (a)	617,273	600,813
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	3,950,416	4,039,798
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	3,410,000	3,471,093
IPFS Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	4,000,000	4,064,353
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	4,440,000	4,549,638
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038 (a)	400,565	389,743
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)	978,898	929,807
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	265,596	262,276
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	4,919,346	5,020,367
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	1,395,673	1,267,379
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (a)	2,496,000	2,429,339
Santander Consumer USA, Inc., Series 2022-6, Class A3, 4.49%, 11/16/2026	280,123	280,038
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040 (a)	618,959	627,916
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (a)	1,277,712	1,123,479
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,300,000	1,325,511
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)	5,767,275	5,403,885
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 06/21/2027 (a)	3,790,000	3,825,030
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029 (a)	2,140,000	2,170,560
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (a)	1,950,000	1,908,569
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027	2,617,379	2,603,532
Series 2024-B, Class A3, 5.33%, 01/16/2029	11,650,000	11,921,029
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	7,650,000	7,757,797
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	4,750,000	4,818,991
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	1,342,956	1,328,721
World Omni Automobile Lease Securitization Trust, Series 2024-A, Class A3, 5.26%, 10/15/2027	6,720,000	6,845,476
TOTAL ASSET-BACKED SECURITIES (Cost $140,843,975)		141,754,886

MORTGAGE-BACKED SECURITIES - 8.6%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 6.36% (1 mo. Term SOFR + 1.26%), 04/15/2034 (a)	3,150,000	2,850,750
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 6.79% (1 mo. Term SOFR + 1.69%), 07/15/2041 (a)	1,420,000	1,421,775
BBCMS Trust, Series 2015-VFM, Class A1, 2.47%, 03/10/2036 (a)	385,021	374,757
BX Trust
Series 2021-CIP, Class A, 6.13% (1 mo. Term SOFR + 1.04%), 12/15/2038 (a)	6,003,739	5,954,958
Series 2021-XL2, Class B, 6.21% (1 mo. Term SOFR + 1.11%), 10/15/2038 (a)	3,850,000	3,811,500
Series 2022-PSB, Class B, 8.05% (1 mo. Term SOFR + 2.95%), 08/15/2039 (a)	877,789	879,983
Series 2022-VAMF, Class B, 6.38% (1 mo. Term SOFR + 1.28%), 01/15/2039 (a)	1,750,000	1,733,594
Series 2024-XL5, Class A, 6.49% (1 mo. Term SOFR + 1.39%), 03/15/2041 (a)	3,235,986	3,236,180
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	345,730	345,216
Series 2021-PRM2, Class A, 6.16% (1 mo. Term SOFR + 1.06%), 10/15/2038 (a)	5,250,000	5,223,750
Computershare Corporate Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048	2,450,000	2,425,163
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 5.91% (1 mo. Term SOFR + 0.82%), 11/15/2038 (a)	1,997,675	1,981,444
Series 2021-ELP, Class B, 6.33% (1 mo. Term SOFR + 1.23%), 11/15/2038 (a)	5,393,722	5,369,984
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 7.74% (30 day avg SOFR US + 2.46%), 01/25/2031	850,253	873,517
Series 2022-R03, Class 1M2, 8.78% (30 day avg SOFR US + 3.50%), 03/25/2042 (a)	5,000,000	5,255,417
Series 2022-R04, Class 1M2, 8.38% (30 day avg SOFR US + 3.10%), 03/25/2042 (a)	3,350,000	3,489,956
Series 2022-R05, Class 2M2, 8.28% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	380,000	392,350
Series 2022-R06, Class 1M2, 9.13% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	1,245,000	1,322,699
Series 2022-R07, Class 1M2, 9.91% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	4,255,706	4,600,268
Series 2022-R08, Class 1M2, 8.88% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	6,105,000	6,447,443
Series 2023-R01, Class 1M2, 9.01% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	4,400,000	4,716,508
Series 2023-R02, Class 1M2, 8.63% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	5,000,000	5,269,203
Series 2023-R04, Class 1M2, 8.81% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	4,407,000	4,709,127
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A1, 2.76%, 09/25/2025	1,011,650	998,913
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1B, 8.18% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	5,280,000	5,461,128
Series 2022-DNA4, Class M1B, 8.63% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	2,685,000	2,814,456
Series 2022-DNA5, Class M1B, 9.78% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	7,820,000	8,385,234
Series 2022-DNA6, Class M1B, 8.98% (30 day avg SOFR US + 3.70%), 09/25/2042 (a)	2,670,000	2,820,188
Series 2023-DNA1, Class M1B, 8.36% (30 day avg SOFR US + 3.10%), 03/25/2043 (a)	2,085,000	2,182,437
Series 2023-DNA2, Class M1B, 8.51% (30 day avg SOFR US + 3.25%), 04/25/2043 (a)	5,210,000	5,470,579
FRESB Multifamily Structured Pass Through Certificates
Series 2016-SB23, Class A10F, 2.31%, 09/25/2026 (b)	1,019,486	990,182
Series 2019-SB69, Class A5F, 2.25%, 10/25/2024 (b)	101,820	101,431
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.01% (1 mo. Term SOFR + 0.91%), 02/15/2038 (a)	3,850,000	3,457,475
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 6.46% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	6,000,000	5,940,767
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(b)	1,070,448	964,086
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/2034 (a)	2,065,000	1,535,552
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 6.26% (1 mo. Term SOFR + 1.16%), 04/15/2038 (a)	850,407	848,547
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (a)	1,262,815	1,204,329
MCR Mortgage Trust, Series 2024-HTL, Class A, 6.86% (1 mo. Term SOFR + 1.76%), 02/15/2037 (a)	1,014,333	1,008,947
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.31% (1 mo. Term SOFR + 1.22%), 04/15/2038 (a)	2,894,125	2,877,845
Morgan Stanley Capital I Trust 2014-MP, Series 2015-MS1, Class A4, 3.78%, 05/15/2048 (b)	1,000,000	988,591
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class A, 3.92%, 11/15/2032 (a)(b)	876,796	832,965
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (a)(b)	536,285	514,099
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (a)(b)	788,873	765,051
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.74% (1 mo. Term SOFR + 1.64%), 03/15/2039 (a)	3,270,000	3,271,471
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 7.09% (1 mo. Term SOFR + 1.99%), 08/15/2029 (a)	4,500,000	4,516,846
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 6.09% (1 mo. Term SOFR + 0.99%), 07/15/2038 (a)	5,750,000	5,491,477
SMR Mortgage Trust, Series 2022-IND, Class A, 6.75% (1 mo. Term SOFR + 1.65%), 02/15/2039 (a)	1,922,922	1,889,379
TX Trust, Series 2024-HOU, Class A, 6.69% (1 mo. Term SOFR + 1.59%), 06/15/2039 (a)	2,000,000	1,983,149
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060 (a)(c)	259,026	253,158
WF-RBS Commercial Mortgage Trust
Series 2014-C22, Class AS, 4.07%, 09/15/2057 (b)	350,000	322,431
Series 2014-C24, Class A5, 3.61%, 11/15/2047	701,658	700,044
TOTAL MORTGAGE-BACKED SECURITIES (Cost $142,927,007)		141,276,299

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%	Par	Value
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	7,135,000	7,303,178
Benchmark Mortgage Trust, Series 2018-B1, Class A5, 3.67%, 01/15/2051 (b)	1,000,000	972,302
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.79% (1 mo. Term SOFR + 1.69%), 03/15/2041 (a)	3,435,000	3,422,119
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4, 3.15%, 11/15/2049	704,000	680,910
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/2050	2,300,000	2,220,026
Fannie Mae Connecticut Avenue Securities, Series 2023-R05, Class 1M2, 8.36% (30 day avg SOFR US + 3.10%), 06/25/2043 (a)	1,085,000	1,137,629
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M2, 7.33% (30 day avg SOFR US + 2.05%), 12/25/2033 (a)	775,310	790,758
Series 2023-HQA1, Class M1B, 8.78% (30 day avg SOFR US + 3.50%), 05/25/2043 (a)	2,555,000	2,704,627
GS Mortgage Securities Corp. II, Series 2017-GS6, Class A3, 3.43%, 05/10/2050	2,000,000	1,924,661
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039 (a)(b)	1,600,000	1,635,307
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,341,111)		22,791,517

MUNICIPAL BONDS - 0.2%	Par	Value
State of Hawaii, 1.03%, 08/01/2025	4,220,000	4,114,257
TOTAL MUNICIPAL BONDS (Cost $4,220,000)		4,114,257

TOTAL INVESTMENTS - 87.7% (Cost $1,410,313,978)		1,432,082,930
Money Market Deposit Account - 3.4% (d) (e)		54,751,937
Other Assets in Excess of Liabilities - 8.9% (f)		145,396,381
TOTAL NET ASSETS - 100.0%		$1,632,231,248

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $223,822,456 or 13.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $13,523.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.70%.

(f)	Includes assets pledged as collateral and due to broker for derivatives contracts. As of the reporting date, the net value of these assets totals $150,459,542.

LoCorr Macro Strategies Fund
Consolidated Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	307	06/16/2025	$83,751,350	$294,455
3 Month Euribor	281	09/15/2025	76,756,150	277,904
3 Month Euribor	1,936	12/15/2025	529,013,859	1,251,407
3 Month Euribor	204	03/16/2026	55,731,842	155,701
3 Month Euribor	152	06/15/2026	41,508,766	109,339
3 Month Euribor	119	09/14/2026	32,480,436	88,894
3 Month Euribor	88	12/14/2026	24,008,126	46,895
3-Month Secured Overnight Financing Rate	255	09/16/2025	61,703,625	62,267
3-Month Secured Overnight Financing Rate	254	12/16/2025	61,553,725	76,956
3-Month Secured Overnight Financing Rate	3,674	03/17/2026	890,945,000	453,635
3-Month Secured Overnight Financing Rate	304	06/16/2026	73,739,000	26,464
3-Month Secured Overnight Financing Rate	165	09/15/2026	40,020,750	26,986
3-Month Secured Overnight Financing Rate	164	12/15/2026	39,767,950	32,713
3-Month Secured Overnight Financing Rate	158	03/16/2027	38,299,200	(5,265)
Aluminum - 90 day settlement(a)	1	10/11/2024	65,480	3,496
Aluminum - 90 day settlement(a)	1	10/14/2024	65,494	4,639
Aluminum - 90 day settlement(a)	1	10/21/2024	64,997	7,501
Aluminum - 90 day settlement(a)	2	10/23/2024	130,006	16,226
Aluminum - 90 day settlement(a)	1	11/15/2024	65,042	5,212
Aluminum - 90 day settlement(a)	1	11/18/2024	65,040	3,171
Aluminum - 90 day settlement(a)	1	11/19/2024	65,028	3,127
Arabica Coffee	201	12/18/2024	20,370,094	2,298,183
Austrailian Government 10 Year Bonds	732	12/16/2024	58,904,262	(455,348)
Austrailian Government 3 Year Bonds	12	12/16/2024	889,176	(938)
Australian Dollar	416	12/16/2024	28,805,920	212,579
Brent Crude Oil	65	10/31/2024	4,660,500	(51,243)
British Pound	413	12/16/2024	34,521,637	68,616
CAC40 10 Euro Index	156	10/18/2024	13,283,486	(208,544)
Canadian 10 Year Government Bonds	875	12/18/2024	80,878,221	585,720
Canadian Dollar	401	12/17/2024	29,710,090	(134,037)
Copper	55	12/27/2024	6,260,375	26,210
Copper - 90 day settlement(a)	1	10/07/2024	242,614	(5,682)
Copper - 90 day settlement(a)	1	10/15/2024	242,930	1,659
Copper - 90 day settlement(a)	2	10/23/2024	486,555	31,721
Copper - 90 day settlement(a)	1	11/08/2024	243,994	19,998
Copper - 90 day settlement(a)	1	11/13/2024	244,081	17,286
Copper - 90 day settlement(a)	1	11/25/2024	244,528	8,421
Copper - 90 day settlement(a)	1	11/27/2024	244,606	12,470
Copper - 90 day settlement(a)	1	11/28/2024	244,775	15,124
Copper - 90 day settlement(a)	1	12/02/2024	244,881	20,212
Copper - 90 day settlement(a)	1	12/17/2024	245,427	6,256
Copper - 90 day settlement(a)	1	12/23/2024	245,603	(6,338)
Corn No. 2 Yellow	309	12/13/2024	6,562,387	(946)
Cotton No.2	3	12/06/2024	110,415	327
Crude Oil	102	10/22/2024	6,953,340	(253,705)
Crude Oil	15	11/20/2024	1,016,550	(1,227)
Crude Soybean Oil	49	12/13/2024	1,273,314	3,950
Dow Jones Industrial Average Index	477	12/20/2024	101,703,555	1,022,261
Euro	110	12/16/2024	15,353,937	(84,832)
Euro BUXL 30 Year Bonds	49	12/06/2024	7,433,317	(25,998)
Euro STOXX 50 Quanto Index	1,657	12/20/2024	92,777,982	477,823
Euro-BOBL	711	12/06/2024	95,013,692	99,251
Euro-BTP Italian Government Bonds	425	12/06/2024	57,466,188	167,866
Euro-Bund	536	12/06/2024	80,499,939	236,377
Euro-Schatz	2,465	12/06/2024	294,079,563	512,265
French Government Bonds	13	12/06/2024	1,835,498	(634)
FTSE 100 Index	685	12/20/2024	75,907,088	(835,527)
FTSE China A50 Index	282	10/30/2024	3,919,800	131,298
FTSE/MIB Index	18	12/20/2024	3,411,554	(49,986)
German Stock Index	294	12/20/2024	159,567,040	2,866,337
Gold	426	12/27/2024	113,290,440	4,890,190
Hang Seng China Enterprises Index	137	10/30/2024	6,657,158	514,008
Hang Seng Index	359	10/30/2024	49,131,396	2,517,703
IBEX 35 Index	23	10/18/2024	3,044,495	26,166
ICE 3 Month SONIA Rate	64	09/16/2025	20,596,548	10,670
ICE 3 Month SONIA Rate	98	12/16/2025	31,595,786	33,818
ICE 3 Month SONIA Rate	345	03/17/2026	111,333,844	48,751
ICE 3 Month SONIA Rate	76	06/16/2026	24,530,797	2,737
ICE 3 Month SONIA Rate	50	09/15/2026	16,139,518	(8,352)
ICE 3 Month SONIA Rate	34	12/15/2026	10,974,304	(11,329)
ICE 3 Month SONIA Rate	22	03/16/2027	7,101,020	(10,666)
Japanese 10 Year Government Bonds	7	12/13/2024	7,045,051	(14,352)
Japanese Yen	76	12/16/2024	6,678,975	(26,751)
Lead - 90 day settlement(a)	1	10/16/2024	51,576	(3,147)
Lean Hogs	4	12/13/2024	117,240	(771)
Live Cattle	12	12/31/2024	887,040	1,928
London Cocoa	36	12/12/2024	2,522,508	(45,774)
London Metals - Aluminum	336	12/16/2024	21,950,292	1,335,327
London Metals - Copper	177	12/16/2024	43,455,049	2,140,987
London Metals - Lead	11	12/16/2024	575,272	15,125
London Metals - Nickel	12	12/16/2024	1,259,521	60,526
London Metals - Zinc	152	12/16/2024	11,752,222	948,762
Long Gilt	174	12/27/2024	22,897,737	(148,747)
Low Sulphur Gas Oil	4	12/12/2024	262,600	1,220
Mexican Peso	108	12/16/2024	2,714,580	(19,761)
MSCI EAFE Index	1	12/20/2024	124,390	(636)
MSCI Emerging Markets Index	175	12/20/2024	10,261,125	(60,405)
MSCI Singapore Index	28	10/29/2024	748,119	1,999
Nasdaq 100 Index	206	12/20/2024	83,476,350	337,278
Natural Gas	101	10/29/2024	2,952,230	53,009
Natural Gas	25	10/30/2024	782,314	20,451
Natural Gas	32	11/26/2024	1,070,400	26,932
New Zealand Dollar	98	12/16/2024	6,227,410	17,957
Nifty 50 Index	63	10/31/2024	3,276,819	(41,694)
Nikkei 225 Index	60	12/12/2024	7,898,417	(259,131)
Nikkei 225 Index	51	12/12/2024	13,466,342	404,000
Platinum	7	01/29/2025	346,885	(4,424)
Reformulated Gasoline Blendstock	11	11/29/2024	880,664	(24,229)
Russell 2000 Index	267	12/20/2024	30,026,820	211,135
S&P 500 Index	458	12/20/2024	133,146,325	1,440,405
S&P Mid Cap 400 Index	16	12/20/2024	5,037,760	2,393
S&P Toronto Stock Exchange 60 Index	23	12/19/2024	4,912,744	10,383
SET50 Index	107	12/27/2024	608,331	(2,424)
SGX FTSE Taiwan Index	205	10/30/2024	15,301,200	(393,036)
Silver	108	12/27/2024	16,987,320	268,306
Soybean Meal	219	12/13/2024	7,481,040	34,941
Soybeans	6	11/14/2024	317,100	(667)
Sugar #11	169	02/28/2025	4,253,122	(67,908)
Swiss Franc	11	12/16/2024	1,637,694	(7,887)
TOPIX Index	84	12/12/2024	15,473,300	446,677
U.S. Treasury 10 Year Notes	1,444	12/19/2024	165,022,124	(372,067)
U.S. Treasury 2 Year Notes	2,872	12/31/2024	598,071,565	498,261
U.S. Treasury 5 Year Note	2,129	12/31/2024	233,940,509	(210,457)
U.S. Treasury Long Bonds	369	12/19/2024	45,825,187	(280,647)
U.S. Treasury Ultra Bonds	119	12/19/2024	15,838,156	(138,396)
US Cocoa	4	12/13/2024	308,880	3,500
Wheat	6	12/13/2024	175,200	333
Zinc - 90 day settlement(a)	1	10/15/2024	76,676	5,158
Zinc - 90 day settlement(a)	1	10/18/2024	76,672	8,023
Zinc - 90 day settlement(a)	1	11/05/2024	76,852	12,520
Zinc - 90 day settlement(a)	1	12/03/2024	77,075	8,622
Zinc - 90 day settlement(a)	1	12/19/2024	77,232	5,065
				$23,880,556

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(11)	12/12/2024	$1,106,773	$1,449
10 Year U.S. Ultra Treasury Notes	(30)	12/19/2024	3,548,906	4,406
3-Month Secured Overnight Financing Rate	(41)	06/15/2027	9,935,325	846
Aluminum - 90 day settlement(a)	(1)	10/11/2024	65,480	(3,884)
Aluminum - 90 day settlement(a)	(1)	10/14/2024	65,494	(5,181)
Aluminum - 90 day settlement(a)	(1)	10/21/2024	64,997	(7,190)
Aluminum - 90 day settlement(a)	(2)	10/23/2024	130,006	(15,655)
Aluminum - 90 day settlement(a)	(1)	11/15/2024	65,042	(4,850)
Aluminum - 90 day settlement(a)	(1)	11/18/2024	65,040	(3,284)
Aluminum - 90 day settlement(a)	(1)	11/19/2024	65,028	(3,108)
ASX SPI 200 Index	(41)	12/19/2024	5,885,893	(74,606)
Austrailian Government 10 Year Bonds	(28)	12/16/2024	2,253,169	24,749
Austrailian Government 3 Year Bonds	(73)	12/16/2024	5,409,156	7,576
Australian Dollar	(218)	12/16/2024	15,095,410	(371,925)
Brent Crude Oil	(175)	10/31/2024	12,547,500	152,797
Brent Crude Oil	(22)	11/29/2024	1,572,120	(12,365)
Brent Crude Oil	(16)	12/30/2024	1,140,480	(9,598)
Brent Crude Oil	(11)	01/31/2025	782,980	(4,822)
Brent Crude Oil	(8)	02/28/2025	568,960	3,311
Brent Crude Oil	(5)	03/31/2025	355,400	2,494
British Pound	(131)	12/16/2024	10,949,962	(66,319)
CAC40 10 Euro Index	(353)	10/18/2024	30,058,145	(595,224)
Canadian Dollar	(205)	12/17/2024	15,188,450	(31,679)
CBOE Volatility Index	(37)	10/16/2024	697,173	8,310
CBOE Volatility Index	(47)	11/20/2024	850,583	7,232
CBOE Volatility Index	(21)	12/18/2024	377,861	3,550
Copper	(22	12/27/2024	2,504,150	44,952
Copper - 90 day settlement(a)	(1)	10/07/2024	242,614	3,328
Copper - 90 day settlement(a)	(1)	10/15/2024	242,930	(1,563)
Copper - 90 day settlement(a)	(2)	10/23/2024	486,555	(33,701)
Copper - 90 day settlement(a)	(1)	11/08/2024	243,994	(18,473)
Copper - 90 day settlement(a)	(1)	11/13/2024	244,081	(15,228)
Copper - 90 day settlement(a)	(1)	11/25/2024	244,528	(9,623)
Copper - 90 day settlement(a)	(1)	11/27/2024	244,606	(12,916)
Copper - 90 day settlement(a)	(1)	11/28/2024	244,775	(14,337)
Copper - 90 day settlement(a)	(1)	12/02/2024	244,881	(21,911)
Copper - 90 day settlement(a)	(1)	12/17/2024	245,427	(7,714)
Copper - 90 day settlement(a)	(1)	12/23/2024	245,603	1,908
Corn No. 2 Yellow	(1,005)	12/13/2024	21,343,687	1,603,208
Cotton No.2	(152)	12/06/2024	5,594,360	(59,831)
Crude Oil	(80)	10/22/2024	5,453,600	(8,049)
Crude Oil	(3)	12/19/2024	202,500	(1,885)
Crude Oil	(4)	01/21/2025	269,280	(687)
Crude Oil	(3)	02/20/2025	201,600	(805)
Crude Oil	(3)	03/20/2025	201,330	(665)
Crude Soybean Oil	(245)	12/13/2024	6,366,570	1,676
Dollar Index	(25)	12/16/2024	2,513,025	(2,648)
Euro	(79)	12/16/2024	11,026,919	331
Euro STOXX 50 Quanto Index	(32)	12/20/2024	1,791,729	9,417
Euro-BOBL	(57)	12/06/2024	7,617,131	(28,583)
Euro-Bund	(37)	12/06/2024	5,556,899	(19,188)
Euro-Schatz	(325)	12/06/2024	38,773,167	(63,687)
French Government Bonds	(14)	12/06/2024	1,976,691	(3,525)
FTSE 100 Index	(187)	12/20/2024	20,722,081	24,723
FTSE/JSE Top 40 Index	(7)	12/19/2024	322,569	(12,878)
Hard Red Winter Wheat	(310)	12/13/2024	9,048,125	(320,502)
Japanese 10 Year Government Bonds	(111)	12/13/2024	111,714,385	(317,002)
Japanese Yen	(726)	12/16/2024	63,801,787	427,417
KOSPI 200 Index	(5)	12/12/2024	332,550	5,492
Lead - 90 day settlement(a)	(1)	10/16/2024	51,576	2,333
Lean Hogs	(36)	12/13/2024	1,055,160	(12,886)
Live Cattle	(45)	12/31/2024	3,326,400	(63,358)
London Metals - Aluminum	(335)	12/16/2024	21,884,964	(1,653,843)
London Metals - Copper	(114)	12/16/2024	27,987,998	(1,688,665)
London Metals - Lead	(14)	12/16/2024	732,165	(7,995)
London Metals - Nickel	(12)	12/16/2024	1,259,521	(80,590)
London Metals - Zinc	(119)	12/16/2024	9,200,753	(871,811)
Long Gilt	(105)	12/27/2024	13,817,600	34,983
Low Sulphur Gas Oil	(329)	11/12/2024	21,722,225	(257,721)
Low Sulphur Gas Oil	(13)	01/10/2025	853,450	(7,490)
Natural Gas	(289)	10/29/2024	8,447,470	(846,937)
Natural Gas	(8)	12/27/2024	288,160	(284)
Natural Gas	(4)	01/29/2025	139,360	(197)
Natural Gas	(4)	02/26/2025	127,360	(327)
New Zealand Dollar	(43)	12/16/2024	2,732,435	(55,767)
Nikkei 225 Index	(12)	12/12/2024	3,168,551	(7,826)
NY Harbor ULSD	(280)	10/31/2024	25,335,744	(61,450)
NY Harbor ULSD	(11)	11/29/2024	999,352	1,803
NY Harbor ULSD	(3)	12/31/2024	273,622	37
Reformulated Gasoline Blendstock	(221)	10/31/2024	17,961,598	339,701
Reformulated Gasoline Blendstock	(1)	12/31/2024	79,687	65
Reformulated Gasoline Blendstock	(2)	01/31/2025	160,012	597
Sao Paulo Stock Exchange Index(Bovespa)	(110	10/16/2024	2,677,077	24,527
SGX TSI Iron Ore	(68)	11/29/2024	746,708	(8,477)
Soybean Meal	(203)	12/13/2024	6,934,480	(361,906)
Soybeans	(498)	11/14/2024	26,319,300	1,762,862
Sugar #11	(10)	02/28/2025	251,664	(31,868)
Swiss Franc	(67)	12/16/2024	9,975,044	18,791
U.S. Treasury 10 Year Notes	(268)	12/19/2024	30,627,375	60,228
U.S. Treasury 2 Year Notes	(3)	12/31/2024	624,727	166
U.S. Treasury 5 Year Note	(196)	12/31/2024	21,537,031	31,273
Wheat	(442)	12/13/2024	12,906,400	86,881
Zinc - 90 day settlement(a)	(1)	10/15/2024	76,676	(5,234)
Zinc - 90 day settlement(a)	(1)	10/18/2024	76,672	(8,483)
Zinc - 90 day settlement(a)	(1)	11/05/2024	76,852	(12,611)
Zinc - 90 day settlement(a)	(1)	12/03/2024	77,075	(8,699)
Zinc - 90 day settlement(a)	(1)	12/19/2024	77,232	(6,060)
				$(3,542,157)
Total Unrealized Appreciation (Depreciation)				$20,338,399

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

LoCorr Macro Strategies Fund
Consolidated Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	12/18/2024	AUD	31,429,000	USD	21,296,748	$449,181
Bank of America	10/16/2024	CAD	23,980,000	USD	17,757,053	(19,548)
Bank of America	12/18/2024	CAD	56,652,000	USD	41,840,517	135,333
Bank of America	12/18/2024	CHF	16,165,000	USD	19,275,588	(4,078)
Bank of America	10/16/2024	EUR	27,560,000	USD	30,561,041	138,969
Bank of America	12/18/2024	EUR	42,549,000	USD	47,080,662	437,874
Bank of America	10/16/2024	GBP	54,670,000	USD	71,997,886	1,092,601
Bank of America	12/18/2024	GBP	106,839,000	USD	139,087,744	3,724,206
Bank of America	10/16/2024	JPY	9,578,000,000	USD	67,017,662	(216,896)
Bank of America	12/18/2024	JPY	181,981,000	USD	1,292,567	(12,323)
Bank of America	10/16/2024	MXN	517,470,000	USD	26,281,195	(68,557)
Bank of America	12/18/2024	MXN	10,259,000	USD	524,088	(9,499)
Bank of America	12/18/2024	NZD	44,999,000	USD	28,093,989	497,627
Bank of America	12/18/2024	USD	40,245,852	AUD	60,614,000	(1,693,368)
Bank of America	10/16/2024	USD	76,611,475	CAD	103,510,000	47,290
Bank of America	12/18/2024	USD	76,153,914	CAD	103,419,000	(473,574)
Bank of America	12/18/2024	USD	2,910,848	CHF	2,446,000	(5,212)
Bank of America	10/16/2024	USD	59,809,347	EUR	53,650,000	46,808
Bank of America	12/18/2024	USD	35,584,007	EUR	31,891,000	(31,722)
Bank of America	10/16/2024	USD	122,975,374	GBP	93,080,000	(1,466,963)
Bank of America	12/18/2024	USD	20,860,338	GBP	15,645,000	(52,372)
Bank of America	10/16/2024	USD	116,472,805	JPY	16,751,000,000	(355,305)
Bank of America	12/18/2024	USD	49,103,417	JPY	6,910,816,000	485,522
Bank of America	10/16/2024	USD	8,175,683	MXN	163,560,000	(109,510)
Bank of America	12/18/2024	USD	31,896,532	MXN	645,054,000	(459,181)
Bank of America	12/18/2024	USD	18,656,238	NZD	30,524,000	(738,203)
Deutsche Bank	10/16/2024	AUD	27,600,000	USD	18,830,128	256,334
Deutsche Bank	10/16/2024	BRL	197,500,000	USD	35,717,101	464,885
Deutsche Bank	10/16/2024	CHF	60,470,000	USD	71,439,652	148,778
Deutsche Bank	10/16/2024	CLP	3,400,000,000	USD	3,646,628	133,567
Deutsche Bank	10/16/2024	ILS	32,840,000	USD	8,829,889	(17,593)
Deutsche Bank	10/16/2024	INR	1,046,390,000	USD	12,456,889	20,276
Deutsche Bank	10/16/2024	KRW	9,288,000,000	USD	6,972,509	137,574
Deutsche Bank	10/16/2024	NOK	138,360,000	USD	13,009,552	103,847
Deutsche Bank	10/16/2024	NZD	29,230,000	USD	18,093,478	477,010
Deutsche Bank	10/16/2024	PLN	22,040,000	USD	5,682,745	41,409
Deutsche Bank	10/16/2024	SEK	192,830,000	USD	18,880,753	121,902
Deutsche Bank	10/16/2024	SGD	28,640,000	USD	22,088,185	214,347
Deutsche Bank	10/16/2024	USD	76,207,974	AUD	112,610,000	(1,666,176)
Deutsche Bank	10/16/2024	USD	11,498,398	BRL	65,070,000	(422,422)
Deutsche Bank	10/16/2024	USD	122,983,325	CHF	104,150,000	(316,410)
Deutsche Bank	10/16/2024	USD	3,344,045	CLP	3,094,000,000	(95,932)
Deutsche Bank	10/16/2024	USD	6,962,972	ILS	26,000,000	(13,877)
Deutsche Bank	10/16/2024	USD	1,345,917	INR	112,810,000	770
Deutsche Bank	10/16/2024	USD	8,500,541	KRW	11,367,000,000	(201,043)
Deutsche Bank	10/16/2024	USD	33,791,038	NOK	358,650,000	(200,870)
Deutsche Bank	10/16/2024	USD	51,473,933	NZD	82,430,000	(895,732)
Deutsche Bank	10/16/2024	USD	8,932,336	PLN	34,360,000	8,472
Deutsche Bank	10/16/2024	USD	18,934,105	SEK	192,830,000	(68,550)
Deutsche Bank	11/20/2024	USD	2,955,249	SEK	29,900,000	3,767
Deutsche Bank	10/16/2024	USD	22,129,031	SGD	28,640,000	(173,501)
Deutsche Bank	11/20/2024	USD	2,064,354	SGD	2,640,000	4,862
Deutsche Bank	10/16/2024	USD	9,065,985	ZAR	159,100,000	(129,507)
Deutsche Bank	11/20/2024	USD	1,352,527	ZAR	23,400,000	4,121
Deutsche Bank	10/16/2024	ZAR	159,100,000	USD	9,013,412	182,081
Total Unrealized Appreciation (Depreciation)						$(538,511)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

LoCorr Macro Strategies Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$670,339,729	$–	$670,339,729
Corporate Bonds	–	289,027,382	–	289,027,382
U.S. Government Agency Issues	–	162,778,860	–	162,778,860
Asset-Backed Securities	–	141,754,886	–	141,754,886
Mortgage-Backed Securities	–	141,276,299	–	141,276,299
Collateralized Mortgage Obligations	–	22,791,517	–	22,791,517
Municipal Bonds	–	4,114,257	–	4,114,257
Total Investments	$–	$1,432,082,930	$–	$1,432,082,930

Other Financial Instruments*:
Futures Contracts	32,857,883	–	–	32,857,883
Forwards	–	9,379,411	–	9,379,411
Total Other Financial Instruments	$32,857,883	$9,379,411	$–	$42,237,294

Liabilities:
Other Financial Instruments*:
Futures Contracts	(12,519,484)	–	–	(12,519,484)
Forwards	–	(9,917,922)	–	(9,917,922)
Total Other Financial Instruments	$(12,519,484)	$(9,917,922)	$–	$(22,437,406)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.